Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term Debt	$ 112,760	$ 221,272
Securities sold under agreements to repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 112,760	196,272
Federal home loan bank advances [Member]
Short-term Debt [Line Items]
Short-term Debt		$ 25,000